Appendix 1 Details of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Assets and Liabilities in Foreign Currency

		12-31-2018	12-31-2017
ASSETS	Foreign currency	ThUS$	ThUS$
CURRENT ASSETS
Cash and cash equivalents		1,904,285	1,472,763
	Dollars	513,667	306,590
	Euros	2,436	7,605
	Real	633,635	470,360
	CP	372,361	322,022
	Soles	129,263	145,950
	Argentine Peso	101,209	219,761
	$ non-adjustable	151,714	475

Other current financial assets		210,393	110,352
	Dollars	46,395	—
	Real	139,462	64,924
	CP	24,434	44,890
	Soles	—	—
	Argentine Peso	—	412
	$ non-adjustable	102	126

Other non-current financial assets		307,732	283,632
	Dollars	5,198	7,986
	Euros	—	4
	Real	220,661	229,975
	CP	8,850	7,745
	Soles	46,391	22,861
	Argentine Peso	21,088	14,484
	$ non-adjustable	5,544	577

Trade and other current receivables		3,551,022	2,377,789
	Dollars	32,184	51,232
	Euros	—	—
	Real	2,801,406	1,541,468
	CP	217,987	255,373
	Soles	116,631	148,459
	Argentine Peso	381,858	377,666
	$ non-adjustable	956	3,591

Current accounts receivable from related parties		14,337	7,403
	Dollars	1,510	1,525
	Euros	2,052	1,429
	Real	4,765	2,081
	CP	1,203	1,444
	Soles	2,220	37
	Argentine Peso	476	763
	$ non-adjustable	2,111	124

Inventories		339,398	246,089
	Dollars	5,235	2,063
	Euros	208	141
	Real	209,114	134,993
	CP	57,118	48,142
	Soles	43,532	41,860
	Argentine Peso	24,191	18,890

Current tax assets		50,994	47,393
	Real	48,333	35,303
	CP	4	6
	Soles	2,282	3,516
	Argentine Peso	160	452
	$ non-adjustable	215	8,116

Total current assets other than assets or groups of assets for disposal classified as held for sale or as held for distribution to owners		5,825	—
	CP	5,825
	Dollars	—	—

TOTAL CURRENT ASSETS		6,383,986	4,545,421

		12-31-2018	12-31-2017
ASSETS	Foreign currency	ThUS$	ThUS$
NON-CURRENT ASSETS
Other non-current financial assets		2,796,475	1,752,267
	Dollars	34,133	—
	Real	2,761,730	1,751,136
	CP	598	1,103
	Soles	14	—
	Argentine Peso		28

Other non-current non-financial assets		1,140,708	560,426
	Dollars	2,165
	Real	1,125,449	546,435
	CP	8,753	7,159
	Argentine Peso	927	4,429
	$ non-adjustable	3,414	2,403

Trade and other non-current receivables		906,508	616,793
	Dollars	242,409	363,077
	Real	457,161	177,844
	CP	40,003	37,100
	Argentine Peso	166,877	38,648
	$ non-adjustable	58	124

Non-current accounts receivable from related parties		1,652	2,845
	Real	1,544	2,590
	Argentine Peso	108	255

Investments accounted for using the equity method		2,596	2,747
	CP		—
	Argentine Peso	2,596	2,747

Intangible assets other than goodwill		5,827,289	3,682,479
	Real	5,653,824	3,546,461
	CP	95,095	77,886
	Soles	56,200	40,504
	Argentine Peso	22,170	17,628

Goodwill		1,205,570	713,175
	Dollars		—
	Real	963,060	481,168
	CP	19,245	20,935
	Soles	197,010	205,516
	Argentine Peso	26,255	5,556

Property, plant and equipment		8,686,827	8,092,467
	Dólares	43	21,073
	Real	436,204	501,029
	CP	4,050,353	4,242,687
	Soles	2,345,485	2,340,496
	Argentine Peso	1,854,742	987,182

Investment property		11,708	—
	Real	11,708	—

Deferred tax assets		433,037	200,371
	Real	433,026	149,727
	CP	1	2
	Argentine Peso	10	50,642
	$ non-adjustable		—

TOTAL NON CURRENT ASSETS		21,012,370	15,623,570

TOTAL ASSETS		27,396,356	20,168,991

		12-31-2018		12-31-2017
		Less than 90 days	91 days to 1 year	Less than 90 days	91 days to 1 year
LIABILITIES	Foreign currency	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities		547,436	1,100,663	214,719	475,049
	Dollars	103,871	689,178	69,430	61,060
	Real	144,161	212,615	66,630	195,777
	CP	286,666	103,506	51,314	178,756
	Soles	12,738	89,167	27,345	32,998
	Argentine Peso	—	—	—	—
	U.F.	—	6,197	—	6,458

Trade and other current payables		3,480,302	635,945	2,952,796	371,057
	Dollars	47,292	1,576	180,622	1,292
	Euros	147,351	—	14,265	—
	Real	2,056,420	405,209	1,459,339	80,281
	CP	511,836	23,344	443,354	9,976
	Soles	200,223	—	232,088	—
	Argentine Peso	473,457	205,816	618,041	279,508
	$ non-adjustable	43,723	—	5,087	—

Current accounts payable to related parties		344,281	2,652,387	225,027	—
	Dollars	1,122	—	113,038	—
	Euros	316,215		88,558	—
	Real	12,455	2,652,387	16,575	—
	CP	1,176		959	—
	Soles	985		274	—
	Argentine Peso	3,208		448	—
	$ non-adjustable	9,120		5,175	—

Other current provisions		105,760	317,103	16,505	253,461
	Euros	—	25,516
	Real	89,466	105,475	10,594	—
	CP	—	10,325	—	33,778
	Soles	14,768	44,555	4,672	69,185
	Argentine Peso	362	131,232	—	150,498
	$ non-adjustable	1,164		1,239	—

Current tax liabilities		108,541	84,383	172,638	—
	Euros	—	52,340
	Dollars	—	—	—	—
	Real	15,965		32,399	—
	CP	21,562		84,650	—
	Soles	13,435		4,344	—
	Argentine Peso	57,579	32,043	51,191	—
	$ non-adjustable			54	—

Other current non-financial liabilities		207,994	62,126	249,304	3,780
	Dollars		3,091
	Real	139,333	51,029	175,081	3,018
	CP	16,588	7,276	23,525	—
	Soles	28,177	730	34,800	762
	Argentine Peso	23,704		15,898
	$ non-adjustable	192

Liabilities associated with disposal groups held for sale or for distribution to owners	$ non-adjustable	3,835		—	—
				—	—

TOTAL CURRENT LIABILITIES		4,798,149	4,852,607	3,830,989	1,103,347

		12-31-2018		12-31-2017
		Less than 90 days	91 days to 1 year	Less than 90 days	91 days to 1 year
LIABILITIES	Foreign currency	ThUS$	ThUS$	ThUS$	ThUS$
NON-CURRENT LIABILITIES
Other non-current financial liabilities		2,987,085	1,634,783	2,744,342	1,605,173
	Dollars	556,492	611,187	879,855	632,593
	Real	1,321,266	294,628	576,817	77,362
	CP	894,254	534,298	1,076,808	673,623
	Soles	198,472	194,670	186,026	221,595
	Argentine Peso	—	—	—	—
	U.F.	16,601	—	24,836	—

Trade and other non-current payables		901,156	31,900	527,644	450,925
	Dollars	4,606		51,103	—
	Real	695,311	31,900	416,731	213,268
	Soles	10,460	—	11,206	—
	Argentine Peso	190,779	—	48,589	237,657
	$ non-adjustable			15	—

Other non-current provisions		765,565	598,411	88,220	572,085
	Real	733,441	546,435	—	565,567
	CP	5,349	34,991	64,264	638
	Soles	3,669	16,946	2,130	5,880
	Peso Argentino	23,106	39	21,826	—

Deferred tax liabilities		192,374	353,696	83,768	371,543
	Real	11,188		8,784	121,597
	CP	29,177	3,446	18,011	—
	Soles	60,629	189,000	11,109	249,947
	Argentine Peso	83,006	161,250	37,724	—
	$ non-adjustable	8,374	—	8,140	(1)

Non-current provisions for employee benefits		800,043	543,464	309,594	79,337
	Real	750,260	447,753	205,629	21,417
	CP	37,026	86,126	86,723	40,843
	Soles	5,130		4,526	—
	Argentine Peso	7,627	6,972	12,716	14,244
	$ non-adjustable		2,613	—	2,833

Other non-current non-financial liabilities		83,598	21,625	95,474	28,043
	Dollars	4,149
	Real	4,671	—	645	—
	CP	5,892	—	6,612	4,470
	Soles	3,893	21,625	4,062	23,573
	Argentine Peso	64,993	—	84,155	—

TOTAL NON-CURRENT LIABILITIES		5,729,821	3,183,879	3,849,042	3,107,106
TOTAL LIABILITIES		10,527,970	8,036,486	7,680,031	4,210,453